Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Biotechnology Portfolio
May 31, 2026
BIO-NPRT1-0726
1.802156.122
Common Stocks - 99.0%
	Shares	Value ($)
BELGIUM - 2.0%
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA	357,874	105,065,680
CANADA - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (b)	345,564	18,912,718
Pharmaceuticals - 0.0%
InMed Pharmaceuticals Inc (c)(d)(e)(f)	191,200	441,672
TOTAL CANADA		19,354,390
DENMARK - 2.6%
Health Care - 2.6%
Biotechnology - 2.4%
Ascendis Pharma A/S (b)	480,401	107,662,668
Zealand Pharma A/S (b)	377,990	19,165,690
		126,828,358
Life Sciences Tools & Services - 0.2%
Gubra A/S	166,002	9,258,962
TOTAL DENMARK		136,087,320
FRANCE - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Abivax SA ADR (b)	255,300	33,860,439
Sensorion SA (a)(b)	17,132,230	8,013,196

TOTAL FRANCE		41,873,635
GERMANY - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	64,900	6,227,155
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)	240,300	2,155,491
IRELAND - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Prothena Corp PLC (a)(b)	495,517	5,044,363
Pharmaceuticals - 0.0%
GH Research PLC (a)(b)	92,500	2,219,075
TOTAL IRELAND		7,263,438
NETHERLANDS - 2.9%
Health Care - 2.9%
Biotechnology - 2.8%
Argenx SE ADR (b)	141,444	118,245,770
Newamsterdam Pharma Co NV (b)	523,700	17,638,216
uniQure NV (b)	473,082	13,497,029
		149,381,015
Pharmaceuticals - 0.1%
Pharvaris NV (b)	147,914	4,461,086
TOTAL NETHERLANDS		153,842,101
SWEDEN - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Hansa Biopharma AB (a)(b)	2,290,077	8,358,579
SWITZERLAND - 0.9%
Health Care - 0.9%
Biotechnology - 0.2%
Idorsia Ltd (a)(b)	2,174,283	12,440,391
Pharmaceuticals - 0.7%
Galderma Group AG	168,890	35,728,924
TOTAL SWITZERLAND		48,169,315
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)	287,200	8,297,208
Zura Bio Ltd Class A (b)	509,657	2,191,525

TOTAL UNITED KINGDOM		10,488,733
UNITED STATES - 88.8%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
MedAvail Holdings Inc (b)(e)	55	0
Financials - 0.0%
Financial Services - 0.0%
MYOS Corp (e)	33,334	41,668
Health Care - 88.8%
Biotechnology - 79.7%
AbbVie Inc	2,230,183	485,555,443
Absci Corp (a)(b)	1,540,796	10,400,373
Aktis Oncology Inc (a)	283,355	5,876,783
Alector Inc (b)	1,380,204	2,981,241
Allogene Therapeutics Inc (b)	9,746,893	21,150,758
Alnylam Pharmaceuticals Inc (b)	511,683	154,518,032
Amgen Inc	1,020,981	343,856,191
AnaptysBio Inc (b)	23,300	1,297,111
Annexon Inc (b)	5,082,296	27,546,044
Antares Therapeutics Inc (b)(d)(e)	325,500	296,205
Apogee Therapeutics Inc (b)	398,657	32,745,686
Arcus Biosciences Inc (b)	852,700	21,607,418
ArriVent Biopharma Inc (a)(b)	1,439,803	43,582,837
Arrowhead Pharmaceuticals Inc (b)	409,378	31,894,640
ARS Pharmaceuticals Inc (a)(b)	335,156	3,039,865
aTyr Pharma Inc (a)(b)	1,754,594	951,867
Axcella Health Inc (b)(e)	66,454	1
Beam Therapeutics Inc (b)	244,914	8,065,018
BeOne Medicines Ltd ADR (b)	29,698	8,550,648
Bicara Therapeutics Inc (a)(b)	944,900	20,551,575
BioCryst Pharmaceuticals Inc (b)	37,881	337,520
Biogen Inc (b)	340,835	66,803,660
Biohaven Ltd (b)	1,448,896	15,952,345
Biomea Fusion Inc (a)(b)	452,663	624,675
Biomea Fusion Inc warrants 12/20/2026 (b)	46,134	857
Bioxcel Therapeutics Inc (a)(b)	90,300	105,650
Bridgebio Pharma Inc (b)	707,304	46,865,963
CAMP4 Therapeutics Corp (b)	1,326,208	5,822,053
CAMP4 Therapeutics Corp (d)	1,226,606	5,384,800
Candel Therapeutics Inc (a)(b)(c)	4,864,753	40,377,450
Capricor Therapeutics Inc (b)	334,200	10,012,632
Cartesian Therapeutics Inc (a)(b)	366,554	2,763,817
Cartesian Therapeutics Inc rights (b)(e)	5,385,728	1,561,861
Celcuity Inc (b)	375,600	49,909,728
CG oncology Inc (b)	128,728	8,018,467
Chinook Therapeutics Inc rights (b)(e)	115,821	1
Cogent Biosciences Inc (b)	1,604,794	56,103,598
Crescent Biopharma Inc (b)(d)	149,142	3,079,782
Crescent Biopharma Inc (b)	113,421	2,342,144
Cyclerion Therapeutics Inc (b)(c)(d)	4,740	14,931
Cytokinetics Inc (b)	449,175	34,478,673
CytomX Therapeutics Inc (b)	2,774,340	9,987,624
Damora Therapeutics Inc (b)	454,559	11,309,428
Denali Therapeutics Inc (b)	205,263	4,318,734
Design Therapeutics Inc (b)	534,931	5,606,077
Dianthus Therapeutics Inc (a)(b)	420,518	39,112,379
Disc Medicine Inc (a)(b)	454,774	31,638,627
Dyne Therapeutics Inc (a)(b)	1,883,544	36,408,906
Eikon Therapeutics Inc (a)(b)	974,333	10,561,770
Erasca Inc (b)	2,533,680	32,532,451
First Tracks Biotherapeutics Inc	23,300	371,868
Foghorn Therapeutics Inc (b)	351,578	1,504,754
Foghorn Therapeutics Inc warrants 12/31/2030 (b)	372,579	73,033
Foghorn Therapeutics Inc warrants 6/30/2027 (b)	372,579	4,383
Forte Biosciences Inc (b)	563,591	10,747,680
Generate Biomedicines Inc	21,800	286,016
Geron Corp (b)	5,452,212	6,815,265
Gilead Sciences Inc	1,861,298	250,214,290
Hemab Therapeutics Holdings Inc	384,476	10,957,566
Ideaya Biosciences Inc (b)	637,957	18,800,593
Immuneering Corp (a)(b)	1,095,798	6,322,754
Immunome Inc (a)(b)	2,131,664	46,534,225
Immunovant Inc (b)	272,221	9,064,959
Inhibikase Therapeutics Inc (a)(b)	56,270	98,472
Insmed Inc (b)	1,109,201	118,584,679
Intellia Therapeutics Inc (a)(b)	1,914,833	26,941,700
Ionis Pharmaceuticals Inc (b)	476,377	36,442,841
Jade Biosciences Inc (b)	321,707	6,768,715
Janux Therapeutics Inc (b)	206,670	3,015,315
Kailera Therapeutics Inc (b)	619,399	14,209,013
Keros Therapeutics Inc (b)	24,578	276,502
Kiniksa Pharmaceuticals International Plc Class A (b)	637,600	30,847,088
Korro Bio Inc (b)(d)	32,866	440,733
Korsana Biosciences (c)(d)(e)(f)	246,900	629,595
Krystal Biotech Inc (b)(c)	1,802,622	557,064,277
Kymera Therapeutics Inc (a)(b)	556,441	45,305,426
Legend Biotech Corp ADR (b)	32,710	888,404
Madrigal Pharmaceuticals Inc (b)	98,095	48,779,701
MannKind Corp (b)	4,078,401	15,375,572
Mineralys Therapeutics Inc (b)	385,900	12,155,850
Mirum Pharmaceuticals Inc (b)	170,600	17,315,900
Moderna Inc (a)(b)	1,432,529	67,601,044
MoonLake Immunotherapeutics Class A (b)	143,558	2,753,442
Natera Inc (b)	331,532	74,054,303
Neurogene Inc (b)	51,100	1,448,174
Nurix Therapeutics Inc (b)	333,346	5,920,225
Nuvalent Inc Class A (b)	273,399	30,180,516
Odyssey Therapeutics Inc (b)	339,500	5,774,895
Olema Pharmaceuticals Inc (b)	628,100	8,284,639
Oruka Therapeutics Inc (b)	562,683	32,933,836
Palvella Therapeutics Inc (b)	16,700	1,978,282
Perspective Therapeutics Inc (a)(b)	258,600	1,018,884
Praxis Precision Medicines Inc (b)	371,429	129,989,007
Protagonist Therapeutics Inc (b)	607,713	60,503,906
PTC Therapeutics Inc (b)	160,411	11,846,352
Regeneron Pharmaceuticals Inc	1,000	614,780
Relay Therapeutics Inc (b)	1,010,467	14,197,061
Replimune Group Inc (a)(b)	1,514,745	13,163,134
Revolution Medicines Inc (b)	675,072	106,310,339
Rhythm Pharmaceuticals Inc (b)	99,803	8,814,601
Roivant Sciences Ltd (b)	1,982,419	59,452,746
Sana Biotechnology Inc (a)(b)	1,263,152	4,168,402
Scholar Rock Holding Corp (b)	1,650,449	81,367,136
Shattuck Labs Inc (b)	391,662	2,330,389
Sionna Therapeutics Inc (a)(b)	80,900	3,464,138
Solid Biosciences Inc (a)(b)	2,606,779	19,133,758
Spyre Therapeutics Inc (b)	403,153	29,631,746
Stoke Therapeutics Inc (b)	1,298,694	40,142,632
Summit Therapeutics Inc (a)(b)	1,067,669	18,726,914
Tango Therapeutics Inc (b)	2,339,362	51,419,177
Taysha Gene Therapies Inc (b)	940,476	5,520,594
Tectonic Therapeutic Inc (a)(b)	405,389	12,633,948
TG Therapeutics Inc (a)(b)	146,231	5,548,004
Travere Therapeutics Inc (b)	798,843	37,689,413
Tubulis GmbH escrow shares (d)(e)	9,200	31,832
Tubulis GmbH escrow shares (d)(e)	9,200	184
Tubulis GmbH rights (b)(d)(e)	9,200	982,192
Tubulis GmbH rights (b)(d)(e)	9,200	646,852
Tubulis GmbH rights (b)(d)(e)	9,200	512,348
Tubulis GmbH rights (b)(d)(e)	9,200	439,852
Tubulis GmbH rights (b)(d)(e)	9,200	270,388
Tubulis GmbH rights (b)(d)(e)	9,200	263,304
Tubulis GmbH rights (b)(d)(e)	9,200	85,744
Tubulis GmbH rights (b)(d)(e)	9,200	42,872
Tubulis GmbH rights (b)(d)(e)	9,200	42,872
Tubulis GmbH rights (b)(d)(e)	9,200	20,332
Tubulis GmbH rights (b)(d)(e)	9,200	19,320
Twist Bioscience Corp (b)	238,825	15,970,228
Tyra Biosciences Inc (b)	337,000	11,259,170
Ultragenyx Pharmaceutical Inc (b)	3,489	83,526
United Therapeutics Corp (b)	82,591	45,988,321
Upstream Bio Inc (b)	234,657	1,961,733
Vaxcyte Inc (b)	474,755	24,402,407
Vera Therapeutics Inc Class A (b)	109,013	3,872,142
Vertex Pharmaceuticals Inc (b)	5,106	2,285,139
Viking Therapeutics Inc (b)	404,257	13,235,374
Viridian Therapeutics Inc (b)	1,308,304	23,052,316
Vor BioPharma Inc (a)(b)	1,185,725	17,750,303
vTv Therapeutics Inc Class A (b)(c)	260,391	8,684,040
X4 Pharmaceuticals Inc (b)	1,428,500	6,156,835
Zenas Biopharma Inc (b)	380,400	6,999,360
Zenas Biopharma Inc (d)	263,137	4,841,721
Zymeworks Inc (b)	47,873	1,203,048
		4,193,061,680
Health Care Equipment & Supplies - 0.0%
Novocure Ltd (b)	11,113	189,365
Health Care Providers & Services - 0.1%
Blue Marlin Therapeutics, Inc. (d)(e)	1,636	102,250
Scorpion Therapeutics Inc (b)(d)(e)	5,166,448	52
Scorpion Therapeutics Inc rights (b)(d)(e)	5,166,448	4,288,152
		4,390,454
Pharmaceuticals - 9.0%
Adimab LLC (b)(d)(e)(g)	1,954,526	21,343,424
Adimab LLC (b)(d)(e)(g)	1,954,526	8,736,731
Alumis Inc (b)	620,000	13,392,000
Amylyx Pharmaceuticals Inc (b)	1,097,175	15,744,461
Atea Pharmaceuticals Inc (b)	287,662	1,343,382
Avalyn Pharma Inc	15,000	431,700
Axsome Therapeutics Inc (b)	286,580	67,197,278
Belite Bio Inc ADR (b)	3,100	446,958
Corcept Therapeutics Inc (b)	506,746	35,213,780
Crinetics Pharmaceuticals Inc (b)	886,871	31,528,264
Edgewise Therapeutics Inc (a)(b)	699,425	23,892,358
Enliven Therapeutics Inc (b)	340,067	13,456,451
Harmony Biosciences Holdings Inc (b)	17,525	553,615
Jazz Pharmaceuticals PLC (b)	410,452	97,067,793
LB Pharmaceuticals Inc	187,731	5,250,836
LENZ Therapeutics Inc (a)(b)	38,058	296,091
Lexicon Pharmaceuticals Inc (b)	515,300	1,123,354
Maze Therapeutics Inc (a)(b)	739,660	19,571,404
MBX Biosciences Inc (b)	73,100	2,300,457
Nuvation Bio Inc Class A (b)	1,758,533	8,405,788
Ocular Therapeutix Inc (b)	784,000	7,063,840
Optinose Inc warrants 11/23/2027 (b)(e)	91,712	1
Rapport Therapeutics Inc (a)(b)	428,273	16,916,784
Seaport Therapeutics Inc (b)	12,700	231,013
Septerna Inc (b)	19,400	585,880
Structure Therapeutics Inc ADR (b)	542,038	21,323,775
Tarsus Pharmaceuticals Inc (b)	11,500	683,100
Trevi Therapeutics Inc (a)(b)	2,374,785	33,579,460
VeraDermics Inc	20,800	2,098,928
Viatris Inc	1,290,166	20,978,099
WaVe Life Sciences Ltd (b)	344,940	2,269,705
		473,026,710
TOTAL HEALTH CARE		4,670,668,209
TOTAL UNITED STATES		4,670,709,877
TOTAL COMMON STOCKS (Cost $2,809,101,886)		5,209,595,714

Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED KINGDOM - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
CellCentric Ltd Series D (d)(e)	417,101	1,989,571
UNITED STATES - 0.8%
Health Care - 0.8%
Biotechnology - 0.8%
Cardurion Pharmaceuticals Inc Series B (b)(d)(e)	1,020,908	5,635,412
City Therapeutics Inc Series B (d)(e)	684,300	10,004,466
ElevateBio LLC Series C (b)(d)(e)	216,600	398,543
Kardigan Inc Series B (d)(e)	93,611	1,996,723
National Resilience LLC Series B (b)(d)(e)	732,064	2,481,697
Neurona Therapeutics Inc Series F (b)(d)(e)	1,618,100	4,741,033
Parabilis Medicines Inc Series F (d)(e)	491,600	3,382,208
Triveni Bio Inc Series B (b)(d)(e)	7,167,431	8,744,266
Triveni Bio Inc Series C (d)(e)	2,388,534	2,999,999
		40,384,347
Health Care Technology - 0.0%
Candid Therapeutics Series B (b)(d)(e)	1,666,667	6,183,335
Pharmaceuticals - 0.0%
Afferent Pharmaceuticals Inc Series C (b)(d)(e)	8,274,568	83
TOTAL UNITED STATES		46,567,765
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $48,783,307)		48,557,336

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.67	8,221,532	8,223,176
Fidelity Securities Lending Cash Central Fund (h)(i)	3.67	178,734,415	178,752,289
TOTAL MONEY MARKET FUNDS (Cost $186,963,033)			186,975,465

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $3,044,848,226)	5,445,128,515
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(181,241,878)
NET ASSETS - 100.0%	5,263,886,637

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated company.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $101,515,476 or 1.9% of net assets.

(e)	Level 3 security.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $78,139,022.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/2014 - 6/5/2015	7,867,206

Adimab LLC	9/17/2014 - 6/5/2015	23,546,682

Afferent Pharmaceuticals Inc Series C	7/1/2015	0

Antares Therapeutics Inc	3/5/2025	929,961

Blue Marlin Therapeutics, Inc.	10/23/2025	189,866

CAMP4 Therapeutics Corp	9/9/2025	1,876,707

Candid Therapeutics Series B	8/27/2024	2,000,000

Cardurion Pharmaceuticals Inc Series B	7/10/2024	4,999,999

CellCentric Ltd Series D	5/1/2026	1,999,999

City Therapeutics Inc Series B	5/20/2026	10,010,967

Crescent Biopharma Inc	10/28/2024 - 12/4/2025	1,988,080

Cyclerion Therapeutics Inc	4/2/2019	1,404,027

ElevateBio LLC Series C	3/9/2021	908,637

InMed Pharmaceuticals Inc	5/19/2026	365,574

Kardigan Inc Series B	10/9/2025	2,000,007

Korro Bio Inc	7/14/2023	1,854,573

Korsana Biosciences	4/1/2026	581,054

National Resilience LLC Series B	12/1/2020	9,999,994

Neurona Therapeutics Inc Series F	3/28/2025	3,333,286

Parabilis Medicines Inc Series F	1/6/2026	3,030,419

Scorpion Therapeutics Inc	3/5/2025	0

Scorpion Therapeutics Inc rights	3/5/2025	2,841,546

Triveni Bio Inc Series B	9/19/2024	7,500,000

Triveni Bio Inc Series C	5/28/2026	2,999,999

Tubulis GmbH escrow shares	5/21/2026	183

Tubulis GmbH escrow shares	5/21/2026	31,832

Tubulis GmbH rights	5/21/2026	42,872

Tubulis GmbH rights	5/21/2026	512,808

Tubulis GmbH rights	5/21/2026	263,580

Tubulis GmbH rights	5/21/2026	440,036

Tubulis GmbH rights	5/21/2026	20,424

Tubulis GmbH rights	5/21/2026	647,220

Tubulis GmbH rights	5/21/2026	982,652

Tubulis GmbH rights	5/21/2026	42,872

Tubulis GmbH rights	5/21/2026	85,836

Tubulis GmbH rights	5/21/2026	270,480

Tubulis GmbH rights	5/21/2026	19,320

Zenas Biopharma Inc	10/8/2025	4,999,603

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,867,694	109,990,679	106,635,197	39,009	-	-	8,223,176	8,221,532	0.0%
Fidelity Securities Lending Cash Central Fund	145,720,574	401,857,784	368,826,069	293,753	-	-	178,752,289	178,734,415	0.5%
Total	150,588,268	511,848,463	475,461,266	332,762	-	-	186,975,465

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Candel Therapeutics Inc	31,037,743	-	7,395,347	-	(1,075,811)	17,810,865	40,377,450	4,864,753
Cyclerion Therapeutics Inc	6,398	-	-	-	-	8,533	14,931	4,740
InMed Pharmaceuticals Inc	-	365,574	-	-	-	76,098	441,672	191,200
Korsana Biosciences	-	581,054	-	-	-	48,541	629,595	246,900
Krystal Biotech Inc	497,949,724	-	1,071,111	-	778,611	59,407,053	557,064,277	1,802,622
vTv Therapeutics Inc Class A	9,936,521	-	-	-	-	(1,252,481)	8,684,040	260,391
Total	538,930,386	946,628	8,466,458	-	(297,200)	76,098,609	607,211,965

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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